Net Amounts Recognized, or Funded Status of Pension and Other Postretirement Benefit Plans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amounts recognized in the statements of financial position consist of:
Long-term liabilities	$ (176.3)	$ (176.4)
Pension Benefits [Member]
Amounts recognized in the statements of financial position consist of:
Current liabilities	(3.7)	(3.8)
Long-term liabilities	(165.1)	(159.3)
Net amount recognized	(168.8)	(163.1)
Other Benefits [Member]
Amounts recognized in the statements of financial position consist of:
Current liabilities	0	0
Long-term liabilities	(5.9)	(10.6)
Net amount recognized	$ (5.9)	$ (10.6)